Goodwill - Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of information for cash-generating units [line items]
Goodwill	$ 52,313,399	$ 1,702,356	$ 52,072,413	$ 1,694,514	$ 52,709,053	$ 50,198,436
Packaging segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	35,427,102	1,152,851	35,412,424
Testing segment [member]
Disclosure of information for cash-generating units [line items]
Goodwill	13,414,275	436,521	13,304,040
EMS Segment [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,323,920	108,165	3,207,848
All other segments [member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 148,101	$ 4,819	$ 148,101